Impairment, derecognition of assets and (loss) profit on disposal (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units [line items]
Total Impairment	$ 92
Córrego do Sítio
Disclosure of information for cash-generating units [line items]
Total Impairment	39	$ 189
Cuiabá
Disclosure of information for cash-generating units [line items]
Total Impairment	53	$ 70
Mine Development Cost
Disclosure of information for cash-generating units [line items]
Total Impairment	26
Mine Development Cost | Córrego do Sítio
Disclosure of information for cash-generating units [line items]
Total Impairment	26
Mine Development Cost | Cuiabá
Disclosure of information for cash-generating units [line items]
Total Impairment	0
Mine Infrastructure
Disclosure of information for cash-generating units [line items]
Total Impairment	32
Mine Infrastructure | Córrego do Sítio
Disclosure of information for cash-generating units [line items]
Total Impairment	7
Mine Infrastructure | Cuiabá
Disclosure of information for cash-generating units [line items]
Total Impairment	25
Assets under construction
Disclosure of information for cash-generating units [line items]
Total Impairment	33
Assets under construction | Córrego do Sítio
Disclosure of information for cash-generating units [line items]
Total Impairment	5
Assets under construction | Cuiabá
Disclosure of information for cash-generating units [line items]
Total Impairment	28
Land
Disclosure of information for cash-generating units [line items]
Total Impairment	1
Land | Córrego do Sítio
Disclosure of information for cash-generating units [line items]
Total Impairment	1
Land | Cuiabá
Disclosure of information for cash-generating units [line items]
Total Impairment	$ 0